Property and Equipment	12 Months Ended
Mar. 31, 2012
Property and Equipment [Abstract]
Property and equipment

8. Property and equipment

	March 31, 2012	March 31, 2011
Cost
Building	$73,626	$75,745
Information systems, hardware and software	62,519	49,020
Assembly equipment, furniture, fixtures and other	44,398	43,497
Assets under construction	8,253	11,837

	$188,796	$180,099

Accumulated depreciation and amortization
Building	$9,406	$6,638
Information systems, hardware and software	39,414	27,090
Assembly equipment, furniture, fixtures and other	30,409	29,198

	$79,229	$62,926

Net book value
Building	$64,220	$69,107
Information systems, hardware and software	23,105	21,930
Assembly equipment, furniture, fixtures and other	13,989	14,299
Assets under construction	8,253	11,837

	$109,567	$117,173

Depreciation and amortization expense incurred is as follows.

	Year ended March 31,
	2012	2011	2010
Building	$2,968	$3,159	$2,630
Information systems, hardware and software	13,690	14,780	9,715
Assembly equipment, furniture, fixtures and other	8,370	8,975	5,611

	$25,028	$26,914	$17,956

The cost of the building includes $548 of capitalized interest. Included in accrued and other current liabilities is an accrual for capital expenditures of $1,975 at March 31, 2012 ($4,368 at March 31, 2011).

The amount of depreciation expense included in cost of sales amounted to $3,769, $4,118 and $2,026 for the years ended March 31, 2012, 2011 and 2010, respectively.